Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits From Customers [Line Items]
Demand deposits	$ 240,942	$ 180,822
Retail savings / deposits	186,087	149,310
Sweep deposits	41,045	69,223
Time deposits	323,955	125,696
Total customer deposits	792,029	$ 525,051
of which: Credit Suisse
Deposits From Customers [Line Items]
Total customer deposits	$ 236,049